Business Combinations - Additional Information (Detail) $ in Millions						1 Months Ended		12 Months Ended
	Jan. 31, 2020 CAD ($)	Sep. 18, 2019 CAD ($)	Jun. 06, 2019 CAD ($)	Feb. 08, 2019 CAD ($)	Jan. 23, 2019 CAD ($)	Jul. 31, 2018 CAD ($)	Aug. 31, 2016 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 01, 2019 CAD ($)	Jan. 24, 2019 CAD ($)
Business Acquisition [Line Items]
Maximum borrowing capacity								$ 2,550
Operation, maintenance and administration								1,181	$ 1,105
Financing charges								22	(25)
Derecognition of deferred financing costs								24	$ 0
Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 119
Six Nations Of The Grand River Development Corporation And Mississaugas Of The Credit First Nation [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 12
Avista Corporation [Member]
Business Acquisition [Line Items]
Termination fee					$ 103			103
Repayments of convertible debt				$ 513				513
Payments for interest				$ 7				7
Operation, maintenance and administration								138
Financing charges								22
Derecognition of deferred financing costs								24
Conversion ratio				0.3333
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition							$ 41
Business acquisition, consideration outstanding indebtedness							$ 15
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition						$ 105
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Maximum borrowing capacity								$ 250		$ 170
Repayments of credit facility			$ 170
Equity Bridge [Member] | Line of Credit [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Termination of facility											$ 1,000
Debt Bridge [Member] | Line of Credit [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Termination of facility											$ 2,600
Debt [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Business combination percentage transferred		60.00%
Consideration transferred		$ 71
Equity [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Business combination percentage transferred		40.00%
Consideration transferred		$ 48
Six Nations Of The Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired		25.00%
Mississaugas Of The Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired		0.10%
Additional equity interest available for purchase		19.90%
First Nations [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired		25.10%
Subsequent Event [Member] | Mississaugas Of The Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 9
Percentage of common shares acquired	19.90%